Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenues	€ 154	€ 1,390	€ 309	€ 5,900
Germany
Revenue
Revenues	0	0	0	0
USA
Revenue
Revenues	154	1,390	309	5,900
Collaboration
Revenue
Revenues	154	1,215	309	5,671
Service
Revenue
Revenues	0	175	0	229
Point in time
Revenue
Revenues	0	0	0	0
Over time
Revenue
Revenues	€ 154	€ 1,390	€ 309	€ 5,900